Common Stock and Stock Plans, Summary of Performance Awards (Details) - Performance Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Performance Awards [Abstract]
Nonvested at January 1, 2016 (in shares)	7,426,110
Granted (in shares)	3,799,667
Vested (in shares)	(4,403,293)
Canceled or forfeited (in shares)	(1,294,079)
Nonvested at December 31, 2016 (in shares)	5,528,405	7,426,110
Weighted- average grant-date fair value
Nonvested at January 1, 2016 (in dollars per share)	$ 40.34
Granted (in dollars per share)	44.73	$ 45.52	$ 41.01
Vested (in dollars per share)	36.85
Canceled or forfeited (in dollars per share)	49.52
Nonvested at December 31, 2016 (in dollars per share)	$ 43.99	$ 40.34